UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 9, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	46
Form 13F Information Table Value Total: $55,577

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	306	4754	SH		SOLE			4754
Accenture Plc		SHS		G1151C101	1533	25517	SH		SOLE			25517
Adobe Sys Inc.		COM		00724F101	989	30541	SH		SOLE			30541
Aflac Inc.		COM		001055102	1177	27628	SH		SOLE			27628
American Elec Pwr 	COM		025537101	408	10229	SH		SOLE			10229
Apache Corp		COM		037411105	247	2812	SH		SOLE			2812
Banco Bradesco		ADR		059460303	993	66769	SH		SOLE			66769
BBT Corp		COM		054937107	1641	53204	SH		SOLE			53204
Berkley W R Corp	COM		084423102	323	8292	SH		SOLE			8292
Caterpillar		COM		149123101	850	10013	SH		SOLE			10013
Cenovus Energy Inc.	COM		15135U109	610	19193	SH		SOLE			19193
Cheesecake Factory	COM		163072101	545	17045	SH		SOLE			17045
China Mobile Hong K	ADR		16941M109	1372	25096	SH		SOLE			25096
Cisco Sys Inc		COM		17275R102	2067	120406	SH		SOLE			120406
Credit Suisse Group	ADR		225401108	785	42837	SH		SOLE			42837
Ctrip.Com Intl Ltd	ADR		22943F100	1046	62403	SH		SOLE			62403
Darden Restaurants Inc	COM		237194105	1355	26753	SH		SOLE			26753
Dr Reddys Labs		ADR		256135203	1577	53144	SH		SOLE			53144
First Solar Inc.	COM		336433107	893	59272	SH		SOLE			59272
General Dynamics	COM		369550108	1374	20830	SH		SOLE			20830
Gilead Sciences Inc	COM		375558103	1312	25593	SH		SOLE			25593
Heartland Express Inc	COM		422347104	269	18803	SH		SOLE			18803
Icici Bk Ltd		ADR		45104G104	1162	35838	SH		SOLE			35838
Icon Pub LTD Co		ADR		45103T107	1014	45003	SH		SOLE			45003
Illinois Tool Wks Inc	COM		452308109	310	5866	SH		SOLE			5866
Intuitive Surgical   	COM		46120E602	2966	5355	SH		SOLE			5355
Itau Unibanco		ADR		465562106	1337	96083	SH		SOLE			96083
Kimberly Clark		COM		494368103	1315	15696	SH		SOLE			15696
Kohls Corp		COM		500255104	1594	35033	SH		SOLE			35033
Logitech Intl		SHS		H50430232	803	75218	SH		SOLE			75218
NII Holdings Inc	CL B		62913F201	1221	119338	SH		SOLE			119338
Noble Corporation	SHS		H5833N103	1263	38828	SH		SOLE			38828
Noble Energy		COM		655044105	814	9593	SH		SOLE			9593
O Reilly Automotive	COM		67103H107	1406	16788	SH		SOLE			16788
Paccar Inc		COM		693718108	239	6106	SH		SOLE			6106
Petroleo Brasilerio	ADR		71654V408	1284	68386	SH		SOLE			68386
Potash Corp		COM		73755L107	2338	53522	SH		SOLE			53522
Qualcomm Inc		COM		747525103	2527	45384	SH		SOLE			45384
SPDR Gold Trust		SHS		78463V107	3051	19659	SH		SOLE			19659
Syngenta AG		ADR		87160A100	1567	22896	SH		SOLE			22896
Sysco Corp		COM		871829107	1330	44613	SH		SOLE			44613
Theratechnologies	COM		88338H100	2694	3364427	SH		SOLE			3364427
Tortoise Energy		COM		89147L100	1086	27214	SH		SOLE			27214
Waters Corp		COM		941848103	1138	14317	SH		SOLE			14317
Xilinx Inc		COM		983919101	1282	38187	SH		SOLE			38187
Yamana Gold Inc.	COM		98462Y100	165	10723	SH		SOLE			10723



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